COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 8:-	COMMITMENTS AND CONTINGENCIES

a.      Lease Commitments – Operating Leases:

The Company leases office space for its corporate headquarters in Israel under a non-cancelable operating lease expiring in 2031 with an early termination option. Additionally, the Company entered into certain cancelable monthly lease agreements for short term periods. Total rent expense under all operating leases was $4,326, $3,287, and $1,943, for the years ended December 31, 2021, 2020 and 2019, respectively.

The future minimum lease payments, under all non-cancelable lease agreements as of December 31, 2021, are as follows:

Years Ending December 31,	Amount

2022	$8,718
2023	10,531
2024	10,964
2025	11,217
2026	11,242
Thereafter	19,093
Total minimum lease payments	$71,765

b.      Capital Lease

On November 13, 2019, the Company entered into a capital lease agreement with a supplier, according to which, the Company leased software equipment in the total amount of $254 for the period from December 7, 2019 through December 7, 2022 in monthly installments. The Company has the option to purchase the software equipment at the end of the lease period for a payment of 1% of the initial price. The lease liability was $84 and $175 as of December 31, 2021 and 2020, respectively.

c.      Guarantees:

As of December 31, 2021 and 2020, the Company has provided a bank guarantee in the amount of $2,186 and $2,115, respectively, to secure its lease agreement.

d.      Indemnifications

The Company enters into standard indemnification provisions in the ordinary course of business, including certain customers, business partners, the Company’s officers, and directors. Pursuant to these provisions, the Company has agreed to indemnify and defend the indemnified party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claims because of the Company’s activities or non-compliance with certain representations and warranties made by the Company.

It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, losses recorded in the Company’s consolidated statements of operations in connection with the indemnification provisions have not been material. There are no claims pending as of December 31, 2021 and 2020, related to indemnification agreements.

The Company has entered into service-level agreements with some of its enterprise customers defining levels of uptime reliability and performance and permitting those customers to receive credits for prepaid amounts related to unused subscription services if the Company fails to meet the defined levels of uptime in a certain calendar month. To date, the Company has not experienced any significant failures to meet defined levels of uptime reliability and performance. In addition, since the calculation is monthly for each calendar month there is no uncertainty at the end of the reporting period. Therefore, the Company has not accrued any liabilities related to these agreements in the consolidated financial statements.

e.      Legal Contingencies:

The Company is currently not involved in any material claims or legal proceedings. The Company reviews the status of each legal matter it is involved in, from time to time, in the ordinary course of business and assesses its potential financial exposure.

f.       Other Commitments:

Other commitments include payments to third-party vendors for services related mainly to hosting-related services, as well as future payments associated with the Company’s new corporate offices in Israel and with certain software licenses and services. Future minimum payments under the Company's other commitments, including finance lease liability (see note 8b) as of December 31, 2021, are as follows:

Years Ending December 31,	Amount
2022	$16,611
2023	12,121
2024	6,224
Total contractual obligations	$34,956